Offerings - Offering: 1	Sep. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, Par value $0.01 per share
Amount Registered | shares	24,754,417
Maximum Aggregate Offering Price	$ 2,488,509,584
Fee Rate	0.01531%
Amount of Registration Fee	$ 380,990.82
Offering Note
(1)
Represents the estimated maximum number of shares of common stock, par
value $0.01 per share (“CONSOL common stock”), of CONSOL Energy Inc. (the “Registrant”) expected to be issued or issuable upon completion of the merger and other transactions contemplated by the Agreement and Plan of Merger, dated as of August 20, 2024 (as it may be amended from time to time, the “Merger Agreement”), by and among the Registrant, Mountain Range Merger Sub Inc. and Arch Resources, Inc. (“Arch”) and is equal to the product of (a) the exchange ratio in the Merger Agreement of 1.326 and (b) 18,668,489 shares of Arch common stock (as defined below), which is the sum of (i) 18,103,020 shares of Class A common stock, par value $0.01 per share (“Arch Class A common stock”), of Arch issued and outstanding as of September 24, 2024, (ii) 257 shares of Class B common stock, par value $0.01 per share (“Arch Class B common stock” and together with Arch Class A common stock, “Arch common stock”), of Arch issued and outstanding as of September 24, 2024 and (iii) 565,212 shares of Arch Class A common stock issuable upon the exercise or settlement of the outstanding Arch equity awards as of September 24, 2024. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any securities that may be from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions.

(2)
Calculated pursuant to Rules 457(f)(1) and 457(c) under the Securities Act, solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act. Such amount equals the product of (a) $133.30, the average of the high and the low prices per share of Arch Class A common stock, as reported on the New York Stock Exchange on September 25, 2024, which is within five business days prior to the filing of this Registration Statement on Form
S-4,
and (b) 18,668,489, which is the estimated maximum number of shares of Arch common stock, as calculated in accordance with footnote (1) above, to be exchanged for shares of CONSOL common stock upon completion of the transactions contemplated by the Merger Agreement.